Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY NEW YORK MUNICIPAL TRUST
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class:Fidelity® New York Municipal Income Fund/Fidelity Advisor® New York Municipal Income Fund A, M, C, I, Z
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income, exempt from federal and New York State and City personal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal and New York State and City personal income taxes. Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company LLC (FMR)'s view of how the fund's competitive universe will perform over time. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Geographic Concentration. Unfavorable political or economic conditions within New York can affect the credit quality of issuers located in that state. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | Fidelity Advisor New York Municipal Income Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual operating expenses	rr_ExpensesOverAssets	0.78%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
1 year	rr_ExpenseExampleYear01	$ 476
3 years	rr_ExpenseExampleYear03	639
5 years	rr_ExpenseExampleYear05	816
10 years	rr_ExpenseExampleYear10	1,327
1 Year	rr_ExpenseExampleNoRedemptionYear01	476
3 Years	rr_ExpenseExampleNoRedemptionYear03	639
5 Years	rr_ExpenseExampleNoRedemptionYear05	816
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,327
2011	rr_AnnualReturn2011	9.37%
2012	rr_AnnualReturn2012	6.21%
2013	rr_AnnualReturn2013	(3.27%)
2014	rr_AnnualReturn2014	9.07%
2015	rr_AnnualReturn2015	3.32%
2016	rr_AnnualReturn2016	(0.19%)
2017	rr_AnnualReturn2017	4.96%
2018	rr_AnnualReturn2018	0.15%
2019	rr_AnnualReturn2019	7.46%
2020	rr_AnnualReturn2020	3.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.16%)
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | Fidelity Advisor New York Municipal Income Fund: Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual operating expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 474
3 years	rr_ExpenseExampleYear03	630
5 years	rr_ExpenseExampleYear05	800
10 years	rr_ExpenseExampleYear10	1,293
1 Year	rr_ExpenseExampleNoRedemptionYear01	474
3 Years	rr_ExpenseExampleNoRedemptionYear03	630
5 Years	rr_ExpenseExampleNoRedemptionYear05	800
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,293
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | Fidelity Advisor New York Municipal Income Fund: Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual operating expenses	rr_ExpensesOverAssets	1.51%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
1 year	rr_ExpenseExampleYear01	$ 254
3 years	rr_ExpenseExampleYear03	477
5 years	rr_ExpenseExampleYear05	824
10 years	rr_ExpenseExampleYear10	1,802
1 Year	rr_ExpenseExampleNoRedemptionYear01	154
3 Years	rr_ExpenseExampleNoRedemptionYear03	477
5 Years	rr_ExpenseExampleNoRedemptionYear05	824
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,802
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | Fidelity Advisor New York Municipal Income Fund: Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual operating expenses	rr_ExpensesOverAssets	0.53%
1 year	rr_ExpenseExampleYear01	$ 54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	665
1 Year	rr_ExpenseExampleNoRedemptionYear01	54
3 Years	rr_ExpenseExampleNoRedemptionYear03	170
5 Years	rr_ExpenseExampleNoRedemptionYear05	296
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 665
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | Fidelity Advisor New York Municipal Income Fund: Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	0.43%
1 year	rr_ExpenseExampleYear01	$ 44
3 years	rr_ExpenseExampleYear03	138
5 years	rr_ExpenseExampleYear05	241
10 years	rr_ExpenseExampleYear10	542
1 Year	rr_ExpenseExampleNoRedemptionYear01	44
3 Years	rr_ExpenseExampleNoRedemptionYear03	138
5 Years	rr_ExpenseExampleNoRedemptionYear05	241
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 542
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | Return Before Taxes | Fidelity Advisor New York Municipal Income Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(0.42%)
Past 5 years	rr_AverageAnnualReturnYear05	2.34%
Past 10 years	rr_AverageAnnualReturnYear10	3.58%
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | Return Before Taxes | Fidelity Advisor New York Municipal Income Fund: Class M
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class M - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(0.31%)
Past 5 years	rr_AverageAnnualReturnYear05	2.39%
Past 10 years	rr_AverageAnnualReturnYear10	3.63%
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | Return Before Taxes | Fidelity Advisor New York Municipal Income Fund: Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.99%
Past 5 years	rr_AverageAnnualReturnYear05	2.42%
Past 10 years	rr_AverageAnnualReturnYear10	3.23%
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | Return Before Taxes | Fidelity Advisor New York Municipal Income Fund: Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	3.99%
Past 5 years	rr_AverageAnnualReturnYear05	3.44%
Past 10 years	rr_AverageAnnualReturnYear10	4.26%
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | Return Before Taxes | Fidelity Advisor New York Municipal Income Fund: Class Z
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Z - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	4.10%
Past 10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2018
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | After Taxes on Distributions | Fidelity Advisor New York Municipal Income Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(0.53%)
Past 5 years	rr_AverageAnnualReturnYear05	2.20%
Past 10 years	rr_AverageAnnualReturnYear10	3.47%
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor New York Municipal Income Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	0.63%
Past 5 years	rr_AverageAnnualReturnYear05	2.31%
Past 10 years	rr_AverageAnnualReturnYear10	3.39%
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | LB015
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Municipal Bond Index
Past 1 year	rr_AverageAnnualReturnYear01	5.21%
Past 5 years	rr_AverageAnnualReturnYear05	3.91%
Past 10 years	rr_AverageAnnualReturnYear10	4.63%
01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 | Fidelity New York Municipal Income Fund | LB034
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays New York 4+ Year Enhanced Municipal Bond Index
Past 1 year	rr_AverageAnnualReturnYear01	4.93%
Past 5 years	rr_AverageAnnualReturnYear05	3.94%
Past 10 years	rr_AverageAnnualReturnYear10	4.82%

[1]

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.

[2]	(b)On Class C shares redeemed less than one year after purchase.
[3]	(a)Since inception October 2, 2018.